Stock Options (Tables)	12 Months Ended
Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Summary of Status of Plans

Following is a summary of the status of the stock options remaining under the plans for the years ending December 31, 2015, 2014 and 2013:

	Directors’ Plan		Employees’ Plan
	Number of Shares	Weighted Average Exercise Price	Number of Shares	Weighted Average Exercise Price
Outstanding at January 1, 2013	111,000	$20.97	108,000	$20.90
Granted	—	—	—	—
Exercised	(3,000)	16.40	(7,000)	14.91
Expired	(4,500)	16.40	(19,000)	18.11

Outstanding at December 31, 2013	103,500	$20.97	82,000	$20.90

Granted	—	—	—	—
Exercised	—	—	—	—
Expired	(7,500)	22.25	(35,500)	21.95

Outstanding at December 31, 2014	96,000	$21.30	46,500	$22.06

Granted	—	—	—	—
Exercised	—	—	(1,500)	18.00
Expired	(9,000)	20.00	(2,200)	21.05

Outstanding at December 31, 2015	87,000	$21.35	23,000	$23.46

Options exercisable at:
December 31, 2015	87,000	$21.35	23,000	$23.46

Weighted average fair value of Options granted during years ended
December 31, 2013		$—		$—
December 31, 2014		$—		$—
December 31, 2015		$—		$—

Outstanding Stock Options Granted in Relation to Option Price and Weighted Average Maturity

The following table presents the outstanding stock options granted in relation to the option price and the weighted average maturity.

	Options	Weighted	Weighted Average
Range of Exercise Prices	Outstanding	Average Price	Life Remaining
$15.01 to $20.00	25,500	18.40	4 years, 5 months
$20.01 to $22.50	39,000	21.23	3 years, 1 month
$22.51 and above	45,500	24.18	1 years, 6 months

Total	110,000	$21.79	2 years, 9 months